Embedded derivatives (Tables)	12 Months Ended
Dec. 31, 2017
Sociedad Minera Cerro Verde S.A.A. [Member]
Disclosure Of Embedded derivatives [Line Items]
Disclosure of detailed information about embedded derivatives [text block]
As discussed in Note 2(d), the Company’s sales create exposure to changes in the market prices of copper and molybdenum which are considered embedded derivatives. As of December 31, 2017 and 2016, information about the Company’s embedded derivatives is as follows:

			As of December 31, 2017
	Pounds
	payable	Maturity	Provisional pricing	Forward pricing	Fair value provision
	(000)		US$	US$	US$(000)

Copper Concentrate	252,830	January 2018 to May 2018	Between 2.903 and 3.166	Between 3.274 and 3.297	62,870
Copper Cathode	2,756	January 2018	Between 2.970 and 3.246	3.274	179
Molybdenum	3,340	January 2018 to February 2018	Between 7.229 and 7.231	8.950	5,687
					68,736

			As of December 31, 2016
	Pounds
	payable	Maturity	Provisional pricing	Forward pricing	Fair value provision
	(000)		US$	US$	US$(000)

Copper Concentrate	344,787	January 2017 to May 2017	Between 2.091 and 2.656	Between 2.507 and 2.512	68,130
Copper Cathode	7,936	January 2017	Between 2.488 and 2.678	2.507	(1,000)
Molybdenum	3,455	January 2017 to February 2017	Between 5.431 and 5.484	5.542	319
					67,449